Plan Description - Vesting Schedule (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vested Interest	100.00%
Vesting Years Of Service Period One
EBP, Description of Plan [Line Items]
Years of Service	2 years
Vested Interest	0.00%
Vesting Years Of Service Period Two
EBP, Description of Plan [Line Items]
Years of Service	2 years
Vested Interest	100.00%